Income Taxes - Reconciliation of Income Taxes Calculated at Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Earnings (Loss) From Continuing Operations Before Income Tax	$ 1,397	$ (3,926)	$ 2,216
Canadian Statutory Rate	26.50%	27.00%	27.00%
Expected Income Tax Expense (Recovery) From Continuing Operations	$ 370	$ (1,060)	$ 598
Effect on Taxes Resulting From:
Foreign Tax Rate Differential	(52)	(57)	(17)
Non-Taxable Capital (Gains) Losses	(38)	89	(148)
Non-Recognition of Capital (Gains) Losses	(39)	87	(118)
Adjustments Arising From Prior Year Tax Filings	4	3	(41)
Recognition of Previously Unrecognized Capital Losses			(68)
Recognition of U.S. Tax Basis	(387)	(78)
Change in Statutory Rates	(671)		(275)
Non-Deductible Expenses		3	(5)
Other	16	3	22
Tax Expense (Recovery) From Continuing Operations	$ (797)	$ (1,010)	$ (52)
Effective Tax Rate	(57.10%)	25.70%	(2.30%)